Costs and Estimated Earnings on Uncompleted Contracts - Additional Information (Detail) - USD ($) $ in Millions	Jan. 31, 2017	Jan. 31, 2016
Contractors [Abstract]
Unbilled contract retainage amount	$ 19.1	$ 16.2